The capital adequacy ratio of the Group (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
The capital adequacy ratio of the Group [Abstract]
Tier I common equity capital	₩ 26,756,509	₩ 25,325,054
Additional tier 1 capital	916,383	885,366
Tier I capital	27,672,892	26,210,420
Tier II capital	3,040,572	3,576,095
Total capital (A)	30,713,464	29,786,515
Total risk-weighted assets (B)	₩ 207,768,636	₩ 198,642,643
Capital adequacy ratio (A/B)	14.78%	15.00%
Tier I capital adequacy ratio	13.32%	13.19%
Common equity capital adequacy ratio	12.88%	12.75%